GOODWILL AND INTANGIBLE ASSETS - Amortization Expense (FY) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 13,058
2022	12,154
2023	9,134
2024	6,585
2025 and Thereafter	$ 5,474